DISPOSAL OF ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
On January 15, 2025, Brookfield Renewable, together with its institutional partners, received approximately 540 MW of distributed generation assets from its joint venture in a 1,020 MW distributed generation portfolio in China resulting in a reduction of our equity-accounted investment. Brookfield Renewable accounted for the distributed generation assets received as an asset acquisition as they do not constitute a business combination under IFRS 3. The dissolution of the joint venture is expected to occur during 2025. Refer to Note 8 - Property, plant and equipment for more details.
On February 28, 2025 and April 23, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 1,004 MW portfolio of wind and solar assets in India for proceeds of approximately INR16.5 billion ($188 million) (INR4.6 billion ($52 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $566 million of total assets and $378 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, accumulated other comprehensive income on foreign currency translation of $20 million ($6 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Other in the consolidated statements of income (loss). Transaction costs and taxes of
$8 million ($2 million net to Brookfield Renewable) have been recognized within Other in the consolidated statements of income (loss). Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $117 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
On March 25, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in a 2.2 GW pumped storage facility in Europe for proceeds of approximately £280 million ($361 million) (£80 million ($105 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $604 million of total assets and $317 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition, before adjusting items, of $73 million ($22 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). Accumulated other comprehensive income on foreign currency translation of $16 million ($5 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Other income in the consolidated statements of income (loss). Transaction costs of $11 million ($3 million net to Brookfield Renewable) were recognized in the previous year within Other in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $187 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
On June 4, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in an 845 MW portfolio of wind assets in the United States for proceeds of approximately of $206 million ($52 million net to Brookfield Renewable). Upon completion of the sale, Brookfield Renewable no longer exercises control over this investment. As a result of the disposition, Brookfield Renewable derecognized $2.0 billion of total assets and $1.2 billion of total liabilities from the consolidated statements of financial position and recognized its remaining interest at fair value as an equity-accounted investment. This resulted in a loss on disposition, net of transaction costs and ticking fee proceeds, of $8 million ($1 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $95 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.